Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	£ 3,655	£ 4,018		£ 4,645
Deferred tax liability, before offsetting	685	666		666
Net deferred tax (liability) asset	2,970	3,352	£ 4,759	3,979
Net deferred tax (liability) asset	2,970	3,352	4,759	3,979
Income statement from continuing operations	(335)	(1,797)	(325)
Income statement from discontinued UK banking business	(48)	375
Other comprehensive income	75	308
Transfer to Barclays Bank UK PLC	(747)
Other movements	46	(293)
Deferred tax liability (asset), before offsetting	2,970	3,352	4,759	3,979
Deferred tax asset, before offsetting	3,655	4,018		4,645
Deferred tax liability, before offsetting	685	666		666
Net deferred tax (liability) asset	(2,970)	(3,352)	(4,759)	(3,979)
Share-based compensation and deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	309	341		341
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	309	341	664	341
Net deferred tax (liability) asset	309	341	664	341
Income statement from continuing operations	(28)	(307)
Income statement from discontinued UK banking business	0	0
Other comprehensive income	(10)	(21)
Transfer to Barclays Bank UK PLC	0
Other movements	6	5
Deferred tax liability (asset), before offsetting	309	341	664	341
Deferred tax asset, before offsetting	309	341		341
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	(309)	(341)	(664)	(341)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	112	157		157
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	112	157	251	157
Net deferred tax (liability) asset	112	157	251	157
Income statement from continuing operations	(62)	(69)
Income statement from discontinued UK banking business	0	0
Other comprehensive income	8	0
Transfer to Barclays Bank UK PLC	0
Other movements	9	(25)
Deferred tax liability (asset), before offsetting	112	157	251	157
Deferred tax asset, before offsetting	112	157		157
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	(112)	(157)	(251)	(157)
Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	39	49		49
Deferred tax liability, before offsetting	434	218		218
Net deferred tax (liability) asset	(395)	(169)	91	(169)
Net deferred tax (liability) asset	(395)	(169)	91	(169)
Income statement from continuing operations	(124)	(195)
Income statement from discontinued UK banking business	0	(127)
Other comprehensive income	(98)	49
Transfer to Barclays Bank UK PLC	0
Other movements	(4)	13
Deferred tax liability (asset), before offsetting	(395)	(169)	91	(169)
Deferred tax asset, before offsetting	39	49		49
Deferred tax liability, before offsetting	434	218		218
Net deferred tax (liability) asset	395	169	(91)	169
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	38	1		1
Deferred tax liability, before offsetting	2	69		69
Net deferred tax (liability) asset	36	(68)	(326)	(68)
Net deferred tax (liability) asset	36	(68)	(326)	(68)
Income statement from continuing operations	0	0
Income statement from discontinued UK banking business	0	0
Other comprehensive income	103	261
Transfer to Barclays Bank UK PLC	0
Other movements	1	(3)
Deferred tax liability (asset), before offsetting	36	(68)	(326)	(68)
Deferred tax asset, before offsetting	38	1		1
Deferred tax liability, before offsetting	2	69		69
Net deferred tax (liability) asset	(36)	68	326	68
Available for sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	175	188	183
Deferred tax liability, before offsetting	35	143	141
Net deferred tax (liability) asset	140	45	42
Net deferred tax (liability) asset	140	45	42
Income statement from continuing operations	(9)	0
Income statement from discontinued UK banking business	0	0
Other comprehensive income	97	(3)
Transfer to Barclays Bank UK PLC	0
Other movements	7	6
Deferred tax liability (asset), before offsetting	140	45	42
Deferred tax asset, before offsetting	175	188	183
Deferred tax liability, before offsetting	35	143	141
Net deferred tax (liability) asset	(140)	(45)	(42)
Fixed asset timing differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	758	1,232		1,232
Deferred tax liability, before offsetting	16	28		28
Net deferred tax (liability) asset	742	1,204	1,680	1,204
Net deferred tax (liability) asset	742	1,204	1,680	1,204
Income statement from continuing operations	61	(855)
Income statement from discontinued UK banking business	(48)	497
Other comprehensive income	0	0
Transfer to Barclays Bank UK PLC	(447)
Other movements	(28)	(118)
Deferred tax liability (asset), before offsetting	742	1,204	1,680	1,204
Deferred tax asset, before offsetting	758	1,232		1,232
Deferred tax liability, before offsetting	16	28		28
Net deferred tax (liability) asset	(742)	(1,204)	(1,680)	(1,204)
Loan impairment allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	0	0		0
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	0	0	0	0
Net deferred tax (liability) asset	0	0	0	0
Income statement from continuing operations	0	0
Income statement from discontinued UK banking business	0	0
Other comprehensive income	0	0
Transfer to Barclays Bank UK PLC	0
Other movements	0	0
Deferred tax liability (asset), before offsetting	0	0	0	0
Deferred tax asset, before offsetting	0	0		0
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	0	0	0	0
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	529	596		596
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	529	596	503	596
Net deferred tax (liability) asset	529	596	503	596
Income statement from continuing operations	(104)	131
Income statement from discontinued UK banking business	0	0
Other comprehensive income	1	0
Transfer to Barclays Bank UK PLC	0
Other movements	36	(38)
Deferred tax liability (asset), before offsetting	529	596	503	596
Deferred tax asset, before offsetting	529	596		596
Deferred tax liability, before offsetting	0	0		0
Net deferred tax (liability) asset	(529)	(596)	(503)	(596)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, before offsetting	1,336	1,346		1,346
Deferred tax liability, before offsetting	198	208		208
Net deferred tax (liability) asset	1,138	1,138	1,703	1,138
Net deferred tax (liability) asset	1,138	1,138	1,703	1,138
Income statement from continuing operations	7	(464)
Income statement from discontinued UK banking business	0	5
Other comprehensive income	(8)	22
Transfer to Barclays Bank UK PLC	(21)
Other movements	22	(128)
Deferred tax liability (asset), before offsetting	1,138	1,138	1,703	1,138
Deferred tax asset, before offsetting	1,336	1,346		1,346
Deferred tax liability, before offsetting	198	208		208
Net deferred tax (liability) asset	£ (1,138)	£ (1,138)	£ (1,703)	£ (1,138)